Goodwill, Net (Tables)	12 Months Ended
May 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Beginning balance	141,299	139,743
Acquisition	—	—
Exchange differences	(1,556)	173

Ending balance	139,743	139,916
Accumulated impairment	(35,785)	(96,084)

Goodwill, net	103,958	43,832